Condensed Statements of Income and Members' Equity (Deficit) (IMAC Regeneration Center of St Louis, LLC) - USD ($)	Total	Patient Revenues [Member]	Contractual Adjustments [Member]	IMAC Regeneration Center of St. Louis, LLC [Member]	IMAC Regeneration Center of St. Louis, LLC [Member] Patient Revenues [Member]	IMAC Regeneration Center of St. Louis, LLC [Member] Contractual Adjustments [Member]
Total patient revenues, net				$ 913,654	$ 3,171,811	$ (2,258,157)
Operating expenses:
Patient expenses	4,266			211,554
Salaries and benefits	33,589			661,882
Advertising and marketing	25,000			121,040
General and administrative	21,192			337,409
Depreciation and Amortization				70,979
Total operating expenses	234,047			1,402,864
(Loss) income from operations	(219,047)			(489,210)
Other income (expense):
Interest income	4
Interest expense				(6,336)
Total other income (expense)	4			(6,336)
Net (loss) income	(380,797)			(495,546)
Members' equity, beginning of the period at Dec. 31, 2015				500,000
Members' equity (deficit), end of the period at Dec. 31, 2016				4,454
Total patient revenues, net				624,981	1,814,432	(1,189,451)
Operating expenses:
Patient expenses				111,909
Salaries and benefits				280,466
Advertising and marketing				36,226
General and administrative				139,338
Depreciation and Amortization				27,104
Total operating expenses				595,043
(Loss) income from operations				29,938
Other income (expense):
Interest expense				(9,475)
Total other income (expense)				(9,475)
Net (loss) income				20,463
Members' equity (deficit), end of the period at Mar. 31, 2017				24,916
Total patient revenues, net	49,087	163,973	(114,886)
Operating expenses:
Patient expenses	18,475
Salaries and benefits	416,441
Advertising and marketing	39,103
General and administrative	131,441
Total operating expenses	620,780
(Loss) income from operations	(499,493)
Other income (expense):
Interest income	3,948
Interest expense	(14,240)
Total other income (expense)	(10,292)
Net (loss) income	42,603
Members' equity, beginning of the period at Dec. 31, 2016				4,454
Total patient revenues, net	654,625	1,378,313	(723,688)	2,709,928	8,073,943	(5,364,015)
Operating expenses:
Patient expenses	63,216			309,927
Salaries and benefits	967,627			1,327,527
Advertising and marketing	119,867			202,541
General and administrative	465,740			679,596
Depreciation and Amortization				134,563
Total operating expenses	1,701,092			2,654,154
(Loss) income from operations	(915,067)			55,774
Other income (expense):
Interest income	14,821			2,670
Interest expense	(27,151)			(43,836)
Total other income (expense)	(15,074)			(41,166)
Net (loss) income	(57,181)			14,608
Members' equity, beginning of the period at Dec. 31, 2016				4,454
Members' equity (deficit), end of the period at Dec. 31, 2017				19,061
Total patient revenues, net				531,970	$ 1,726,631	$ (1,194,661)
Operating expenses:
Patient expenses				101,761
Salaries and benefits				382,016
Advertising and marketing				72,489
General and administrative				168,772
Depreciation and Amortization				39,036
Total operating expenses				764,073
(Loss) income from operations				(232,103)
Other income (expense):
Interest expense				(10,991)
Total other income (expense)				(10,991)
Net (loss) income				(243,094)
Members' equity (deficit), end of the period at Mar. 31, 2018				(224,032)
Total patient revenues, net	838,556	$ 1,947,331	$ (1,108,775)
Operating expenses:
Patient expenses	85,716
Salaries and benefits	1,035,265
Advertising and marketing	178,511
General and administrative	976,831
Total operating expenses	2,404,327
(Loss) income from operations	(1,501,771)
Other income (expense):
Interest income	5,429
Interest expense	(56,280)
Total other income (expense)	(32,495)
Net (loss) income	$ (1,136,616)
Members' equity, beginning of the period at Dec. 31, 2017				$ 19,061